UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 79.9%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$247,878
Albania Government Bond, 8.93%, 4/23/25	ALL	66,500	605,931
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,550,295

Total Albania			$2,404,104

Argentina — 4.5%
Republic of Argentina, 0.75%, 6/9/17	USD	2,397	$2,374,804
Republic of Argentina, 0.75%, 9/21/17	USD	2,239	2,203,691
Republic of Argentina, 2.40%, 3/18/18	USD	1,642	1,620,528
Republic of Argentina, 15.50%, 10/17/26	ARS	137,000	8,868,671

Total Argentina			$15,067,694

Barbados — 1.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$2,957,570
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	605,990

Total Barbados			$3,563,560

Bosnia and Herzegovina — 1.0%
Republic of Srpska, 1.50%, 6/30/23	BAM	227	$112,035
Republic of Srpska, 1.50%, 10/30/23	BAM	619	293,996
Republic of Srpska, 1.50%, 12/15/23	BAM	34	15,968
Republic of Srpska, 1.50%, 5/31/25	BAM	5,006	2,362,267
Republic of Srpska, 1.50%, 6/9/25	BAM	480	225,979
Republic of Srpska, 1.50%, 12/24/25	BAM	523	239,663
Republic of Srpska, 1.50%, 9/25/26	BAM	361	166,550
Republic of Srpska, 1.50%, 9/26/27	BAM	109	47,738

Total Bosnia and Herzegovina			$3,464,196

Brazil — 0.5%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,600,514

Total Brazil			$1,600,514

Colombia — 1.1%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,273,427
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,440,591

Total Colombia			$3,714,018

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	62,088	$93,849

Total Costa Rica			$93,849

Croatia — 2.0%
Croatia, 6.75%, 11/5/19(1)	USD	6,000	$6,539,160

Total Croatia			$6,539,160

Dominican Republic — 7.6%
Dominican Republic, 9.04%, 1/23/18(1)	USD	223	$231,495
Dominican Republic, 9.04%, 1/23/18(2)	USD	743	771,971
Dominican Republic, 10.375%, 3/4/22(1)	DOP	7,600	163,708

Security	Principal Amount (000’s omitted)		Value
Dominican Republic, 10.40%, 5/10/19(1)	DOP	247,900	$5,398,348
Dominican Republic, 13.50%, 8/4/17(1)	DOP	4,800	104,788
Dominican Republic, 14.00%, 6/8/18(1)	DOP	13,400	302,845
Dominican Republic, 15.00%, 4/5/19(1)	DOP	406,300	9,622,872
Dominican Republic, 15.95%, 6/4/21(1)	DOP	322,600	8,306,405
Dominican Republic, 16.00%, 7/10/20(1)	DOP	9,900	248,684
Dominican Republic, 16.95%, 2/4/22(1)	DOP	3,600	97,340

Total Dominican Republic			$25,248,456

Ecuador — 3.3%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$4,312,330
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	600	597,000
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	6,162,462

Total Ecuador			$11,071,792

El Salvador — 1.4%
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	4,680	$4,715,100

Total El Salvador			$4,715,100

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,580,992

Total Fiji			$2,580,992

Georgia — 3.4%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$76,192
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	1,913	710,010
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	50,071
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,078,612
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	37,653
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	13,875	5,597,623
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,405,167
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,422	2,330,655

Total Georgia			$11,285,983

Greece — 1.0%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	3,365	$3,352,272

Total Greece			$3,352,272

Indonesia — 10.0%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,253,058
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,941,369
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	365,389
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	874,390
Indonesia Government Bond, 8.25%, 5/15/36	IDR	22,926,000	1,734,351
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,376,511
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,111,126
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,007,487
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,489,406
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,207,346
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	473,071
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,883,518
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	732,062
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,945,280

Total Indonesia			$33,394,364

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.7%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,679,146
Republic of Kenya, 6.875%, 6/24/24(1)	USD	669	648,104

Total Kenya			$2,327,250

Lebanon — 0.1%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	77	$77,678
Lebanese Republic, 5.15%, 11/12/18(1)	USD	132	132,755

Total Lebanon			$210,433

Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$5,354,785

Total Macedonia			$5,354,785

Mexico — 1.5%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$1,988,517
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,819,344
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,269,337

Total Mexico			$5,077,198

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$916,892

Total Nigeria			$916,892

Peru — 4.3%
Peru Government Bond, 5.20%, 9/12/23	PEN	47,214	$14,193,010

Total Peru			$14,193,010

Philippines — 2.8%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$1,853,712
Republic of the Philippines, 6.25%, 1/14/36	PHP	348,000	7,639,707

Total Philippines			$9,493,419

Russia — 6.6%
Russia Government Bond, 6.40%, 5/27/20	RUB	925,671	$14,734,103
Russia Government Bond, 7.60%, 4/14/21	RUB	233,826	3,840,414
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	512,598
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	2,946,492

Total Russia			$22,033,607

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,630,878

Total Rwanda			$1,630,878

Serbia — 9.0%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,125,050
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,801,311
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,907,300	16,783,858
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	895,107
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,551,387

Total Serbia			$30,156,713

South Africa — 2.0%
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$6,589,981

Total South Africa			$6,589,981

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 7.8%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,410,499
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	336,690	2,013,252
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,002,367
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	378,000	2,442,437
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	822,000	5,210,175
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	131,340	831,471
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	38,000	234,064
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,714,170
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	325,127
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	130,602
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	925,240	5,716,514

Total Sri Lanka			$26,030,678

Suriname — 2.1%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	6,808	$6,887,109

Total Suriname			$6,887,109

Tanzania — 1.5%
United Republic of Tanzania, 7.25%, 3/9/20(1)(5)	USD	4,734	$4,998,030

Total Tanzania			$4,998,030

Zambia — 0.7%
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	$2,413,783

Total Zambia			$2,413,783

Total Foreign Government Bonds (identified cost $282,946,489)			$266,409,820

Foreign Corporate Bonds — 2.5%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(5)	USD	400	$398,000

Total Azerbaijan			$398,000

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$240,928

Total Colombia			$240,928

Croatia — 0.8%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	2,850	$2,689,541

Total Croatia			$2,689,541

Georgia — 0.3%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,222,584

Total Georgia			$1,222,584

Mexico — 0.3%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$277,473
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	435,897
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	262,921

Total Mexico			$976,291

Security	Principal Amount (000’s omitted)		Value
Russia — 0.9%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$2,895,049

Total Russia			$2,895,049

Sweden — 0.0%(3)
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$29,765

Total Sweden			$29,765

Total Foreign Corporate Bonds (identified cost $10,341,225)			$8,452,158

Sovereign Loans — 0.7%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.7%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(6)(7)(8)		$2,400	$2,297,261

Total Ethiopia			$2,297,261

Total Sovereign Loans (identified cost $2,237,830)			$2,297,261

Short-Term Investments — 12.2%

Foreign Government Securities — 1.9%

Security	Principal Amount (000’s omitted)		Value
El Salvador — 1.4%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	5,000	$4,835,005

Total El Salvador			$4,835,005

Georgia — 0.5%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	426	$154,427
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	3,825	1,374,942

Total Georgia			$1,529,369

Total Foreign Government Securities (identified cost $6,598,302)			$6,364,374

U.S. Treasury Obligations — 4.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/16/17(9)		$7,000	$6,998,712
U.S. Treasury Bill, 0.00%, 3/2/17(9)		8,300	8,296,813

Total U.S. Treasury Obligations (identified cost $15,288,004)			$15,295,525

Repurchase Agreements — 0.5%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/11/17 with a maturity date of 2/15/17, an interest rate of 0.80% payable by the Portfolio and repurchase proceeds of EUR 1,523,820, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,629,402.	EUR	1,525	$1,646,171

Total Repurchase Agreements (identified cost $1,612,393)			$1,646,171

Other — 5.2%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(10)		17,318,610	$17,320,342

Total Other (identified cost $17,319,944)			$17,320,342

Total Short-Term Investments (identified cost $40,818,643)			$40,626,412

Total Investments — 95.3% (identified cost $336,344,187)			$317,785,651

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,622,747)

Total Germany			$(1,622,747)

Total Foreign Government Bonds (proceeds $1,823,770)			$(1,622,747)

Total Securities Sold Short (proceeds $1,823,770)			$(1,622,747)

Other Assets, Less Liabilities — 5.2%			$17,307,600

Net Assets — 100.0%			$333,470,504

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $82,760,534 or 24.8% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $17,280,377 or 5.2% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2017.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $43,977.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	21,800,000	USD	5,765,463	UBS AG	2/1/17	$12,203	$—
USD	5,776,365	TRY	21,800,000	UBS AG	2/1/17	—	(1,301)
BRL	112,816,770	USD	32,513,911	Standard Chartered Bank	2/2/17	3,288,434	—
BRL	112,816,770	USD	36,078,276	Standard Chartered Bank	2/2/17	—	(275,931)
MYR	104,924,000	USD	24,913,689	Barclays Bank PLC	2/2/17	—	(1,226,139)
MYR	37,924,000	USD	8,561,302	JPMorgan Chase Bank, N.A.	2/2/17	386	—
MYR	67,000,000	USD	15,125,178	Standard Chartered Bank	2/2/17	683	—
USD	36,095,591	BRL	112,816,770	Standard Chartered Bank	2/2/17	293,246	—
USD	36,078,276	BRL	112,816,770	Standard Chartered Bank	2/2/17	275,931	—
USD	23,686,480	MYR	104,924,000	Barclays Bank PLC	2/2/17	—	(1,069)
USD	8,503,139	MYR	37,924,000	JPMorgan Chase Bank, N.A.	2/2/17	—	(58,550)
USD	15,042,658	MYR	67,000,000	Standard Chartered Bank	2/2/17	—	(83,202)
USD	2,078,196	ZAR	30,000,000	Deutsche Bank AG	2/3/17	—	(147,775)
USD	846,525	ZAR	11,652,000	JPMorgan Chase Bank, N.A.	2/3/17	—	(18,042)
ZAR	98,463,000	USD	7,153,402	JPMorgan Chase Bank, N.A.	2/3/17	152,458	—
KES	283,190,000	USD	2,676,654	Citibank, N.A.	2/6/17	49,792	—
PLN	10,023,293	EUR	2,307,379	Citibank, N.A.	2/6/17	11,527	—
RUB	415,039,000	USD	6,430,227	BNP Paribas	2/6/17	466,449	—
RUB	141,079,152	USD	2,160,179	BNP Paribas	2/6/17	184,124	—
RUB	482,488,671	USD	7,576,472	Citibank, N.A.	2/6/17	441,011	—
RUB	22,203,287	USD	363,512	Deutsche Bank AG	2/6/17	5,439	—
USD	906,987	KES	94,372,000	Citibank, N.A.	2/6/17	—	(1,591)
USD	906,987	KES	94,372,000	Citibank, N.A.	2/6/17	—	(1,591)
USD	907,698	KES	94,446,000	Citibank, N.A.	2/6/17	—	(1,591)
USD	12,562,210	RUB	757,250,000	BNP Paribas	2/6/17	—	(20,964)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,494,795	RUB	483,751,530	BNP Paribas	2/6/17	$—	$(543,673)
EUR	1,122,000	USD	1,244,029	Standard Chartered Bank	2/8/17	—	(32,590)
USD	9,661,253	EUR	8,834,236	Standard Chartered Bank	2/8/17	122,804	—
USD	4,699,616	EUR	4,295,142	Standard Chartered Bank	2/8/17	62,090	—
USD	129,152	EUR	119,740	Standard Chartered Bank	2/8/17	—	(133)
USD	18,588	EUR	17,413	Standard Chartered Bank	2/8/17	—	(214)
MXN	138,437,171	USD	6,275,365	UBS AG	2/13/17	352,904	—
MXN	4,025,666	USD	182,484	UBS AG	2/13/17	10,262	—
EUR	54,280	USD	56,654	Standard Chartered Bank	2/15/17	1,968	—
EUR	74,447	USD	79,505	Standard Chartered Bank	2/15/17	897	—
USD	3,062,832	EUR	2,790,201	Goldman Sachs International	2/15/17	49,427	—
USD	2,130,040	EUR	1,940,157	Standard Chartered Bank	2/15/17	34,680	—
USD	718,448	EUR	654,402	Standard Chartered Bank	2/15/17	11,697	—
TRY	2,388,453	USD	631,034	HSBC Bank USA, N.A.	2/17/17	—	(822)
USD	1,360,860	RUB	85,135,384	Deutsche Bank AG	2/21/17	—	(51,667)
USD	867,746	ZAR	12,627,000	JPMorgan Chase Bank, N.A.	2/21/17	—	(66,228)
ZAR	4,223,849	USD	290,269	JPMorgan Chase Bank, N.A.	2/21/17	22,154	—
MXN	415,904,707	USD	20,302,742	Standard Chartered Bank	2/22/17	—	(415,281)
USD	14,313,748	MXN	310,000,000	Standard Chartered Bank	2/22/17	—	(509,630)
USD	8,052,813	PEN	27,842,600	The Bank of Nova Scotia	2/24/17	—	(438,651)
COP	44,760,140,000	USD	14,752,848	BNP Paribas	2/27/17	481,309	—
PLN	63,079,555	USD	15,494,939	HSBC Bank USA, N.A.	2/27/17	249,506	—
USD	1,367,983	EUR	1,293,136	Deutsche Bank AG	2/27/17	—	(29,234)
RON	66,992,499	EUR	14,896,491	BNP Paribas	2/28/17	—	(3,040)
BRL	112,816,770	USD	35,834,756	Standard Chartered Bank	3/2/17	—	(286,800)
RUB	285,819,040	USD	4,408,067	Bank of America, N.A.	3/2/17	329,763	—
USD	7,495,109	RUB	485,982,867	Bank of America, N.A.	3/2/17	—	(560,701)
USD	5,096,567	EUR	4,760,655	Goldman Sachs International	3/6/17	—	(48,996)
USD	5,388,616	PEN	18,650,000	Deutsche Bank AG	3/7/17	—	(292,848)
KES	30,426,000	USD	288,809	ICBC Standard Bank plc	3/8/17	2,434	—
USD	11,219,047	EUR	10,599,306	Standard Chartered Bank	3/8/17	—	(238,516)
KES	27,303,000	USD	259,042	Standard Chartered Bank	3/9/17	2,253	—
UGX	8,105,860,000	USD	2,171,406	Citibank, N.A.	3/9/17	62,218	—
UGX	1,651,310,000	USD	441,409	Citibank, N.A.	3/9/17	13,621	—
COP	20,436,000,000	USD	6,847,952	The Bank of Nova Scotia	3/13/17	91,488	—
KES	44,532,000	USD	422,104	Citibank, N.A.	3/13/17	3,721	—
RUB	292,000,000	USD	4,690,010	Bank of America, N.A.	3/13/17	130,788	—
PHP	126,074,000	USD	2,490,105	Standard Chartered Bank	3/16/17	40,581	—
EUR	25,756,818	USD	26,970,994	Goldman Sachs International	3/22/17	893,284	—
USD	3,208,647	EUR	3,053,847	Goldman Sachs International	4/5/17	—	(97,585)
EUR	3,825,348	RSD	478,589,294	Deutsche Bank AG	4/18/17	—	(5,212)
USD	3,485,550	EUR	3,246,600	JPMorgan Chase Bank, N.A.	4/27/17	—	(32,763)
TRY	21,800,000	USD	5,639,341	UBS AG	5/2/17	—	(438)
RON	7,082,000	EUR	1,564,772	BNP Paribas	5/17/17	7,233	—
KES	16,731,000	USD	157,246	Citibank, N.A.	6/7/17	—	(334)
KES	17,418,000	USD	163,934	Citibank, N.A.	6/7/17	—	(579)
UGX	4,407,970,000	USD	1,144,630	Barclays Bank PLC	6/12/17	34,294	—
UGX	8,982,310,000	USD	2,355,707	Citibank, N.A.	6/15/17	44,503	—
KES	94,372,000	USD	869,788	Citibank, N.A.	6/19/17	12,758	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	94,372,000	USD	867,390	Citibank, N.A.	7/3/17	$12,228	$—
UGX	9,034,100,000	USD	2,355,698	Citibank, N.A.	7/6/17	43,430	—
UGX	3,428,449,000	USD	892,825	Barclays Bank PLC	7/11/17	16,308	—
IDR	170,912,661,000	USD	12,525,662	BNP Paribas	7/17/17	—	(11,603)
KES	94,446,000	USD	861,734	Citibank, N.A.	8/1/17	12,564	—

						$8,334,850	$(5,505,284)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
3/17/17	COP	27,783,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$9,350,309	$2,404
3/17/17	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,979,068	15,493
3/17/17	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,275,556	17,530
3/17/17	COP	15,764,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	6,404,667	30,550

						$65,977

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	143	Short	Mar-17	$(13,976,039)	$(13,938,031)	$38,008
U.S. 10-Year Deliverable Interest Rate Swap	142	Short	Mar-17	(13,473,207)	(13,343,563)	129,644

						$167,652

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	67,771		Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$(304,228)
CME Group, Inc.	MXN	130,000		Pays	Mexico Interbank TIIE 28 Day	6.21		6/29/26	(682,414)
CME Group, Inc.	MXN	54,241		Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(290,778)
CME Group, Inc.	MXN	96,672		Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(516,660)
CME Group, Inc.	MXN	103,450		Pays	Mexico Interbank TIIE 28 Day	6.46		9/24/26	(472,426)
LCH.Clearnet(1)	EUR	2,478		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/20	1,778
LCH.Clearnet(1)	EUR	21,690		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/22	58,126
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	1
LCH.Clearnet(1)	EUR	3,440		Receives	6-month Euro Interbank Offered Rate	0.75	(2)	3/15/27	17,698
LCH.Clearnet	PLN	16,000		Pays	6-month PLN WIBOR	3.44		5/9/19	204,023

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25%		6/5/19	$239,096
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	(4,865)
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	(10,921)
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR	5.36		7/30/20	73,174
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	(17,014)
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	(87,827)
LCH.Clearnet(1)	USD	8,730	Receives	3-month USD-LIBOR-BBA	1.25	(2)	3/15/19	(12,947)
LCH.Clearnet	USD	4,180	Receives	3-month USD-LIBOR-BBA	1.54		10/7/26	274,378
LCH.Clearnet	ZAR	72,130	Pays	3-month ZAR JIBAR	8.38		3/18/21	140,005
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR	8.79		3/18/26	212,439
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR	8.12		10/6/26	(21,865)

								$(1,201,227)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$943,882
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	(37,936)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	90,784
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	337,770
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	62,238
Citibank, N.A.	COP	35,200,000	Receives	Colombia Overnight Interbank Reference Rate	5.78	1/17/22	42,934
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(10,578)
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	238,512
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	76,418
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	110,906
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	72,155
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	39,666
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	133,446
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	46,095

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11%	4/24/17	$32,948
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	55,382
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	5,773
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	439,662
Goldman Sachs International	RUB	802,075	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	619,772
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	(9,968)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	143,261
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	16,955
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	8,825
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	19,919
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	(50,605)
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	142,218
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58	1/2/19	1,645,538
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	(15,864)
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	128,457
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	271,207
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	6,364
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	(6,724)
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(63,120)

							$5,536,292

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Market CDX Emerging Markets Index Series 26	ICE Clear Credit	$ 100	1.00%(1)	12/20/21	2.37%	$ (5,885)	$ 6,324	$ 439

Total		$ 100				$ (5,885)	$ 6,324	$ 439

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
South Africa	ICE Clear Credit	$150	1.00%(1)	12/20/19	$997	$ (2,635)	$(1,638)
South Africa	ICE Clear Credit	100	1.00(1)	3/20/20	1,134	(1,952)	(818)

Total					$2,131	$ (4,587)	$(2,456)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,600	1.00	%(1)	6/20/22	3.11%	$(149,693)	$154,829	$5,136
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	0.34	14,049	10,784	24,833
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	0.34	16,426	4,951	21,377
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	0.34	4,971	1,990	6,961
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	0.34	3,674	1,311	4,985
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	0.34	2,432	1,447	3,879
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	0.34	2,329	1,293	3,622
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	0.34	6,160	3,216	9,376
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	0.34	4,053	2,500	6,553
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	0.34	7,025	5,842	12,867
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	0.34	10,807	8,295	19,102
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	0.34	4,377	3,731	8,108
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	0.34	2,756	2,232	4,988
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	0.34	27,017	9,662	36,679
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	0.34	2,161	989	3,150
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	0.81	18,283	26,748	45,031
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	1.71	(129,409)	166,319	36,910
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	1.71	(54,613)	69,268	14,655

Total		$38,868					$(207,195)	$475,407	$268,212

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$2,471	1.00	%(1)	6/20/18	$59,224	$(92,010)	$(32,786)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(8,791)	4,567	(4,224)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(8,137)	3,910	(4,227)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	1,993	(4,009)	(2,016)
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	19,396	(11,593)	7,803
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	13,139	(8,614)	4,525

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$300	1.00	%(1)	12/20/19	$1,993	$(4,634)	$(2,641)
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	1,134	(1,250)	(116)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	18,770	(11,846)	6,924
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	14,140	(8,420)	5,720
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	1,134	(1,371)	(237)
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	1,135	(1,669)	(534)
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	19,396	(12,325)	7,071
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	19,771	(13,202)	6,569
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	21,022	(17,253)	3,769
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	10,293	(10,331)	(38)
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	15,266	(9,473)	5,793
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	20,397	(12,913)	7,484
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	20,522	(13,203)	7,319
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	664	(1,831)	(1,167)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	664	(2,198)	(1,534)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	1,135	(1,348)	(213)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	1,135	(1,396)	(261)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	1,135	(1,929)	(794)

Total						$246,530	$(234,341)	$12,189

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $38,968,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(3,774,375)
Goldman Sachs International	9.51% on TRY 43,482,000 plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 plus TRY 43,482,000	7/29/23	(2,915,224)
Goldman Sachs International	9.56% on TRY 16,903,000 plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 plus TRY 16,903,000	7/28/23	(1,100,063)

				$(7,789,662)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

ALL	-	Albanian Lek

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

KES	-	Kenyan Shilling

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$389,978	$(350,643)
Credit	Credit default swaps (centrally cleared)*	439	(2,456)

Total		$390,417	$(353,099)

Foreign Exchange	Forward foreign currency exchange contracts	$8,334,850	$(5,505,284)

Total		$8,334,850	$(5,505,284)

Interest Rate	Cross-currency swaps	$—	$(7,789,662)
Interest Rate	Financial futures contracts*	167,652	—
Interest Rate	Interest rate swaps	5,731,087	(194,795)
Interest Rate	Interest rate swaps (centrally cleared)	1,220,718	(2,421,945)
Interest Rate	Non-deliverable bond forward contracts	65,977	—

Total		$7,185,434	$(10,406,402)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$338,535,854

Gross unrealized appreciation	$6,821,908
Gross unrealized depreciation	(27,572,111)

Net unrealized depreciation	$(20,750,203)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$266,409,820	$—	$266,409,820
Foreign Corporate Bonds	—	8,452,158	—	8,452,158
Sovereign Loans	—	—	2,297,261	2,297,261
Short-Term Investments -
Foreign Government Securities	—	6,364,374	—	6,364,374
U.S. Treasury Obligations	—	15,295,525	—	15,295,525
Repurchase Agreements	—	1,646,171	—	1,646,171
Other	—	17,320,342	—	17,320,342
Total Investments	$—	$315,488,390	$2,297,261	$317,785,651
Forward Foreign Currency Exchange Contracts	$—	$8,334,850	$—	$8,334,850
Non-deliverable Bond Forward Contracts	—	65,977	—	65,977
Futures Contracts	167,652	—	—	167,652
Swap Contracts	—	7,343,914	—	7,343,914
Total	$167,652	$331,233,131	$2,297,261	$333,698,044

Liability Description
Securities Sold Short	$—	$(1,622,747)	$—	$(1,622,747)
Forward Foreign Currency Exchange Contracts	—	(5,505,284)	—	(5,505,284)
Swap Contracts	—	(10,762,930)	—	(10,762,930)
Total	$—	$(17,890,961)	$—	$(17,890,961)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017